Convertible Notes Payable - Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Convertible Notes Payable - Related Party

NOTE 11 – CONVERTIBLE NOTES PAYABLE – RELATED PARTY

In January 2020, the Company sold an additional $100,000, to Kettner Investments, LLC, a significant shareholder, under the Note and sold warrants to purchase up to an aggregate of 100,000 shares of common stock under the Securities Purchase Agreement. The fair value of the derivative liability and warrants as of the date of issuance was in excess of the Note (see Note 12) resulting in full discount of the Note.

In February 2020, the Company sold an additional $50,000, to the CEO of MJNA, a significant shareholder, under the Note and sold warrants to purchase up to an aggregate of 50,000 shares of common stock under the Securities Purchase Agreement. The fair value of the derivative liability and warrants as of the date of issuance was in excess of the Note (see Note 12) resulting in full discount of the Note.

Total interest expense on convertible notes payable – related party, inclusive of amortization of debt discount of $73,562 and $0, amounted to $80,912 and $3,750 for the three months ended June 30, 2020 and 2019, respectively. Total interest expense on convertible notes payable – related party, inclusive of amortization of debt discount of $103,151 and $0, amounted to $113,434 and $7,500 for the six months ended June 30, 2020 and 2019, respectively.

Total accrued interest on convertible notes payable – related party, as of June 30, 2020 and December 31, 2019, was $10,483 and $200, respectively.

NOTE 11 – CONVERTIBLE NOTES PAYABLE - RELATED PARTY

On December 27, 2014, the Company borrowed $150,000 from a stockholder and issued a convertible promissory note with a maturity date of December 31, 2015. The loan incurs 10% interest per annum and increasing to 17% per annum in the event of a default. This note is convertible to the Company’s common stock at a price of $1.00 per share.

During the year ended December 31, 2015, the Company borrowed $120,000 from the Chief Executive Officer and issued convertible promissory notes that are due on demand. The loans incur 10% interest per annum. These notes are convertible to the Company’s common stock at a price of $1.00 per share.

On November 20, 2015, the Company borrowed $5,000 from the Chief Executive Officer and issued a convertible promissory note that is due on demand. The loan incurs 10% interest per annum. This note is convertible to the Company’s common stock at a price of $0.40 per share.

During the year ended December 31, 2016, the Company borrowed $15,000 from the Chief Executive Officer and issued convertible promissory notes that are due on demand. The loans incur 10% interest per annum. These notes are convertible to the Company’s common stock at a price of $0.40 per share.

During the year ended December 31, 2016, the Company borrowed $10,000 from the Chief Executive Officer and issued convertible promissory notes with a maturity date of December 31, 2016. The loans incur 10% interest per annum and increasing to 17% per annum in the event of a default. These notes are convertible to the Company’s common stock at a price of $0.40 per share.

During the year ended December 31, 2017, the Company borrowed $20,000 from the Chief Executive Officer and issued convertible promissory notes with a maturity date of December 31, 2017. The loans incur 10% interest per annum and increasing to 17% per annum in the event of a default. These notes are convertible to the Company’s common stock at a price of $0.40 per share.

On January 3, 2018, prior to the Share Exchange, the Company converted these notes into 973,946 shares of common stock (on a post-Share Exchange basis) valued at $414,476. The difference of the $58,300 balance of the notes and the fair value of the shares issued was recorded as a loss on conversion of debt.

The Company determined that the transaction should be recorded at fair value due to the difference between the conversion price and the price per the agreements.